Consolidated Statements Of Comprehensive (Loss)/ Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 24,359,888	$ 3,483,417	¥ 23,066,254	¥ 19,971,219
Operating costs and expenses:
Total operating costs and expenses	(24,373,213)	(3,485,323)	(22,944,326)	(20,103,648)
Other operating (loss)/income, net	145,006	20,736	92,625	2,307
(Loss)/income from operations	131,681	18,830	214,553	(130,122)
Interest income	125,555	17,954	154,430	157,486
Interest expenses	(16,788)	(2,401)	(47,298)	(98,954)
Other (expenses)/income, net	407	59	(1,270)	(269)
(Loss)/income before income tax	240,855	34,442	320,415	(71,859)
Income tax expenses	(9,159)	(1,310)	(16,016)	(19,420)
Net (loss)/income	231,696	33,132	304,399	(91,279)
Accretion of redeemable noncontrolling interests	(10,030)	(1,434)	(9,315)	(8,600)
Net (loss)/income attributable to ordinary shareholders	221,666	31,698	295,084	(99,879)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	(49,686)	(7,105)	32,465	33,055
Comprehensive (loss)/income	182,010	26,027	336,864	(58,224)
Accretion of redeemable noncontrolling interest	(10,030)	(1,434)	(9,315)	(8,600)
Comprehensive (loss)/income attributable to ordinary shareholders	¥ 171,980	$ 24,593	¥ 327,549	¥ (66,824)
Class A and Class B Ordinary Shares. [Member]
Earnings Per Share Basic And Diluted 1 [Abstract]
Basic | (per share)	¥ 0.68	$ 0.1	¥ 0.91	¥ (0.31)
Diluted | (per share)	¥ 0.66	$ 0.09	¥ 0.9	¥ (0.31)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted Average Number of Shares Outstanding, Basic	325,088,684	325,088,684	324,186,704	324,976,237
Weighted Average Number of Shares Outstanding, Diluted	337,241,864	337,241,864	329,229,302	324,976,237
Product [Member]
Revenues:
Revenues	¥ 24,017,888	$ 3,434,512	¥ 22,743,113	¥ 19,721,428
Service [Member]
Revenues:
Revenues	342,000	48,905	323,141	249,791
Cost of Goods Sold [Member]
Operating costs and expenses:
Total operating costs and expenses	(17,253,005)	(2,467,147)	(16,120,363)	(13,847,949)
Fulfilment Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(5,334,875)	(762,877)	(5,076,530)	(4,700,879)
Selling and Marketing Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(477,201)	(68,239)	(523,088)	(392,834)
Product Development Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(821,969)	(117,540)	(799,969)	(802,890)
General and Administrative Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	¥ (486,163)	$ (69,520)	¥ (424,376)	¥ (359,096)